Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Loans held for investment, net of allowance for loan and lease losses	$ 5,305,000	$ 4,875,000	$ 4,280,000
Preferred stock, par value	$ 1.00	$ 1.00
Preferred stock, liquidation value	$ 1,000	$ 1,000
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	8,381	8,381
Preferred stock, shares outstanding	8,381	8,381
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	10,437,630	10,488,060
Common stock, shares outstanding	10,437,630	10,488,060